Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 6,759	$ 6,536
Research and development credits	186	231
Research and development costs	465	292
Lease liability	103	145
Other temporary differences	158	159
Total deferred tax assets	7,671	7,363
Valuation allowance	(7,574)	(7,220)
Deferred tax assets recognized	97	143
Deferred tax liabilities:
Right-of-use assets	(97)	(143)
Total deferred tax liabilities	(97)	(143)
Net deferred tax assets	$ 0	$ 0